Estimated Annual Amortization Expense (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Expected Amortization Expense [Line Items]
2014	$ 2,466,511	14,931,516
2015	1,970,106	11,926,432
2016	649,701	3,933,098
2017	326,351	1,975,629
2018	$ 308,442	1,867,213